SEGMENT INFORMATION - Financial information by geographic areas (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Revenue	₽ 480,293	₽ 442,911	₽ 435,692
Non-current assets
Non-current assets:	411,512	376,741
Russia
Revenue
Revenue	440,899	405,365	392,764
Non-current assets
Non-current assets:	357,361	339,693
Other
Revenue
Revenue	39,394	37,546	₽ 42,928
Non-current assets
Non-current assets:	₽ 54,151	₽ 37,048